Senior Unsecured Bond - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt instrument covenant description		The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $25.0 million; (b) to maintain an interest coverage ratio (as defined in the 2017 Bond Agreement) of not less than 2.00 to 1.00; and (c) maintain a Group equity ratio of minimum 30% (as defined in the 2017 Bond Agreement ). As of December 31, 2019, the Company was in compliance with all covenants for the 2017 Bonds.
Minimum liquidity to be maintained, amount		$ 64,024	$ 71,355
ASC 470-50 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions		ASC 470-50—Debt Modifications states that if re-financing of an instrument results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original instrument and is accounted for as a debt extinguishment and the new instrument treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows have not been modified by more than 10%.
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000
Interest rate on bond	7.75%	7.75%	7.75%	7.75%
Debt instrument maturity date	Feb. 10, 2021
Additional bonds issuance option, maximum amount		$ 100,000
Debt instrument covenant description		The Company may redeem the 2017 Bonds, in whole or in part, at any time beginning on or after February 11, 2019. Any 2017 Bonds redeemed from February 11, 2019 up until February 10, 2020, are redeemable at 103.875% of par, from February 11, 2020 to August 10, 2020, are redeemable at 101.9375% of par, and from August 11, 2020 to the maturity date are redeemable at 100% of par, in each case, plus accrued interest.
2017 Senior Unsecured Bonds [Member] | 2017 Amendment [Member]
Debt Instrument [Line Items]
Debt instrument redemption description		The covenant, requiring our interest coverage ratio, on a trailing four quarter basis, to be no less than 2.25 to 1.00
Deferred Costs		$ 1,300
2017 Senior Unsecured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25
Gross Equity ratio		30.00%
2017 Senior Unsecured Bonds [Member] | February 11, 2019 through February 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		103.875%
2017 Senior Unsecured Bonds [Member] | February 11, 2020 through August 10, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.9375%
2017 Senior Unsecured Bonds [Member] | August 11, 2020 through Maturity Date [Member]
Debt Instrument [Line Items]
Interest payment description on bond		Interest is payable semi-annually in arrears on February 10 and August 10.
2012 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Interest rate on bond	9.00%	9.00%	9.00%	9.00%
7.75% Senior Unsecured Bond [Member] | Maximum [Member]
Debt Instrument [Line Items]
Dividend payable percentage		50.00%